Group cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Of Cash Flows [Abstract]
Prepayments in respect of acquisition of intangible assets	£ 0	£ 325
Pension deficit payments	2,024	872	274
Purchase price allocation true-up of consideration in acquisition			20
Net of bank overdrafts	£ 72	£ 29	£ 17